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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC
Address: One North Wacker Drive, Suite 2200
         Chicago, IL 60606-2823

Form 13F File Number: 28- 12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sara A. Robinson
Title: Vice President
Phone: 312-553-8486

Signature, Place, and Date of Signing:


/S/ Sara A. Robinson                    Chicago, Illinois   05/16/2011
-------------------------------------   -----------------   ----------
[Signature]                               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:    $85,874
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1         COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                 VOTING AUTHORITY
          NAME OF          TITLE OF                VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
           ISSUER           CLASS        CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
AMYRIS INC              COMM STK       03236M101    1267    44379 SH       SOLE                  44379    0     0
ANCESTRY.COM INC        COMM STK       032803108    8411   237270 SH       SOLE                 237270    0     0
AUXILIUM
 PHARMACEUTICALS INC    COMM STK       05334D107     273    12701 SH       SOLE                  12701    0     0
BUCKEYE PARTNERS LP     UNIT LTD PARTN 118230101    2022    31827 SH       SOLE                  31827    0     0
CAPITALSOURCE INC       COMM STK       14055X102    6587   935666 SH       SOLE                 935666    0     0
CBEYOND INC             COMM STK       149847105     965    82650 SH       SOLE                  82650    0     0
CONVIO INC              COMM STK       21257W105   13114  1129551 SH       SOLE                1129551    0     0
GENOMIC HEALTH INC      COMM STK       37244C101     728    29600 SH       SOLE                  29600    0     0
JAZZ PHARMACEUTICALS
 INC                    COMM STK       472147107   17377   545598 SH       SOLE                 545598    0     0
MAXLINEAR INC           CL A           57776J100     368    44999 SH       SOLE                  44999    0     0
QLIK TECHNOLOGIES INC   COMM STK       74733T105    2561    98518 SH       SOLE                  98518    0     0
SPS COMMERCE INC        COMM STK       78463M107   18679  1204327 SH       SOLE                1204327    0     0
VERENIUM CORP           COMM STK       92340P209      27     8930 SH       SOLE                   8930    0     0
VOCALTEC COMMUNICATIONS
 LTD                    SHS NEW 2010   M97601120   12343   571430 SH       SOLE                 571430    0     0
VONAGE HOLDINGS CORP    COMM STK       92886T201    1152   252592 SH       SOLE                 252592    0     0